TAX	6 Months Ended
Jun. 30, 2023
TAX
TAX

5 TAX

For the six months ended 30 June 2023, the income tax expense has been determined based on management’s best estimate of the effective tax rate applicable for the full year. This is then applied to the pre-tax profit of the interim period, with the tax due on adjusting items considered on an item by item basis.